Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Other assets
Advance payments		₩ 151,266	₩ 168,302
Prepaid expenses		100,697	66,578
Contract Cost		1,801,244	1,804,948
Contract assets	[1]	745,085	586,438
Others		39,979	18,747
Less: Non-current		(793,948)	(768,661)
Current		2,044,323	1,876,352
Other liabilities
Advances received	[1]	372,375	328,491
Withholdings		135,160	105,415
Unearned revenue	[1]	35,577	29,593
Lease liabilities		1,159,369	1,143,640
Contract liabilities	[1]	323,651	384,133
Others		25,757	21,597
Less: Non-current		(927,596)	(909,570)
Current		₩ 1,124,293	₩ 1,103,299

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).